Condensed Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Jan. 23, 2013 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Revenue	$ 45.0	$ 15.1	$ 52.1	$ 220.8	$ 181.7	$ 127.5
Costs and expenses:
Property operating expenses	15.3	4.8	17.3	76.0	58.2	43.9
Sales and marketing	2.1	0.7	1.8	9.7	9.1	6.8
General and administrative	5.4	1.5	4.5	20.7	12.5	7.0
Transaction-related compensation		20.0
Depreciation and amortization	16.4	5.3	16.4	73.4	55.5	36.2
Transaction costs		0.1		5.7	2.6	9.0
Management fees charged by CBI			0.7	2.5	2.3	3.6
Loss on sale of receivables to an affiliate			1.2	3.2	3.5	1.8
Asset impairments				13.3
Restructuring costs						1.4
Total costs and expenses	39.2	32.4	41.9	204.5	143.7	109.7
Operating income (loss)	5.8	(17.3)	10.2	16.3	38.0	17.8
Interest expense	8.4	2.5	10.3	41.8	32.9	11.5
Loss on extinguishment of debt					1.4
(Loss) income before income taxes	(2.6)	(19.8)	(0.1)	(25.5)	3.7	6.3
Income tax (benefit) expense	0.2	0.4	0.6	(5.1)	2.2	2.7
(Loss) income from continuing operations	(2.8)	(20.2)	(0.7)	(20.4)	1.5	3.6
(Gain) loss on sale of real estate improvements				(0.1)		0.1
Net (loss) income	(2.8)	(20.2)	(0.7)	(20.3)	1.5	3.5
Noncontrolling interest in net loss	(1.9)
Net loss attributed to common stockholders	$ (0.9)
Basic weighted average common shares outstanding	20.9
Diluted weighted average common shares outstanding	20.9
Loss per share - basic	$ (0.05)
Loss per share - diluted	$ (0.05)
Dividend declared per share	$ 0.16